UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 3 of its series: Allspring LT Large Core ETF, Allspring LT Large Growth ETF, and Allspring Special Large Value ETF.

Date of reporting period: January 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

LT Large Core ETF (ALRG)

January 31, 2026

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about LT Large Core ETF for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Core ETF	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Total net assets	$7,064,151
# of portfolio holdings	47
Portfolio turnover rate	3%
Total advisory fees paid	$10,205

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	35.8
Financials	14.6
Industrials	11.7
Communication services	11.5
Consumer discretionary	11.4
Health care	7.1
Energy	4.5
Consumer staples	2.5
Materials	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	7.9
Microsoft Corp.	7.3
Alphabet, Inc. Class C	6.2
Amazon.com, Inc.	5.1
Broadcom, Inc.	4.5
Meta Platforms, Inc. Class A	3.8
NVIDIA Corp.	3.0
JPMorgan Chase & Co.	2.9
Eli Lilly & Co.	2.7
Suncor Energy, Inc.	2.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARALRG 01-26

Semi-Annual Shareholder Report

LT Large Growth ETF (AGRW)

January 31, 2026

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about LT Large Growth ETF for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Growth ETF	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Total net assets	$113,991,202
# of portfolio holdings	46
Portfolio turnover rate	2%
Total advisory fees paid	$227,252

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	48.1
Communication services	14.8
Health care	10.7
Consumer discretionary	9.4
Industrials	8.1
Financials	6.6
Materials	1.2
Consumer staples	1.1

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	15.4
Microsoft Corp.	7.6
Alphabet, Inc. Class C	7.3
Amazon.com, Inc.	6.5
Apple, Inc.	6.4
Broadcom, Inc.	4.8
Meta Platforms, Inc. Class A	4.7
Visa, Inc. Class A	2.4
Eli Lilly & Co.	2.2
Arista Networks, Inc.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARAGRW 01-26

Semi-Annual Shareholder Report

Special Large Value ETF (ASLV)

January 31, 2026

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Special Large Value ETF for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Special Large Value ETF	$19	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Total net assets	$250,044,985
# of portfolio holdings	46
Portfolio turnover rate	19%
Total advisory fees paid	$467,728

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.1
Health care	13.9
Industrials	13.7
Information technology	11.1
Consumer discretionary	9.8
Consumer staples	7.2
Energy	6.4
Materials	5.7
Communication services	5.6
Utilities	4.0
Real estate	2.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.6
NextEra Energy, Inc.	4.0
Intercontinental Exchange, Inc.	3.8
Bank of America Corp.	3.5
Capital One Financial Corp.	3.5
Canadian Pacific Kansas City Ltd.	3.4
Amazon.com, Inc.	3.3
Exxon Mobil Corp.	3.1
Berkshire Hathaway, Inc. Class B	3.1
Labcorp Holdings, Inc.	2.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

James M. Tringas, CFA, will transition to a new role with Allspring Global Investments, LLC on December 31, 2026 and will no longer serve as a portfolio manager of the Fund as of this date.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARASLV 01-26

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring LT Large Core ETF (ALRG)
Long Form Financial Statements
Semi-Annual Report
January 31, 2026

Allspring LT Large Core ETF | 1

Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.69%
Communication services: 11.35%
Entertainment: 1.36%
Netflix, Inc.†	1,149	$95,930
Interactive media & services: 9.99%
Alphabet, Inc. Class C	1,290	436,704
Meta Platforms, Inc. Class A	376	269,404
		706,108
Consumer discretionary: 11.29%
Broadline retail: 5.12%
Amazon.com, Inc.†	1,510	361,343
Hotels, restaurants & leisure: 4.00%
Hilton Worldwide Holdings, Inc.	387	115,524
McDonald’s Corp.	326	102,690
Starbucks Corp.	696	63,997
		282,211
Household durables: 0.91%
Garmin Ltd.	320	64,525
Specialty retail: 1.26%
Home Depot, Inc.	238	89,152
Consumer staples: 2.43%
Consumer staples distribution & retail: 1.11%
Walmart, Inc.	660	78,632
Food products: 1.32%
Mondelez International, Inc. Class A	1,591	93,026
Energy: 4.47%
Oil, gas & consumable fuels: 4.47%
Suncor Energy, Inc.	3,177	168,286
TotalEnergies SE	2,040	147,696
		315,982
Financials: 14.41%
Banks: 6.24%
Citigroup, Inc.	1,380	159,680
JPMorgan Chase & Co.	679	207,699
PNC Financial Services Group, Inc.	327	73,019
		440,398
Capital markets: 3.22%
BlackRock, Inc.	97	108,537
Blackstone, Inc.	836	119,063
		227,600
The accompanying notes are an integral part of these financial statements.
2 | Allspring LT Large Core ETF

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Financial services: 2.15%
Visa, Inc. Class A	472	$151,904
Insurance: 2.80%
Manulife Financial Corp.	2,832	107,928
Marsh & McLennan Cos., Inc.	479	90,143
		198,071
Health care: 7.00%
Biotechnology: 1.68%
AbbVie, Inc.	532	118,641
Health care equipment & supplies: 1.04%
Abbott Laboratories	675	73,778
Life sciences tools & services: 1.55%
Thermo Fisher Scientific, Inc.	189	109,357
Pharmaceuticals: 2.73%
Eli Lilly & Co.	186	192,910
Industrials: 11.54%
Aerospace & defense: 4.45%
Boeing Co.†	686	160,332
RTX Corp.	768	154,314
		314,646
Commercial services & supplies: 1.61%
Waste Management, Inc.	513	114,009
Electrical equipment: 1.44%
Eaton Corp. PLC	290	101,912
Ground transportation: 2.66%
Uber Technologies, Inc.†	1,303	104,305
Union Pacific Corp.	354	83,226
		187,531
Machinery: 1.38%
Xylem, Inc.	705	97,198
Information technology: 35.32%
Communications equipment: 1.48%
Motorola Solutions, Inc.	259	104,258
Electronic equipment, instruments & components: 2.59%
Keysight Technologies, Inc.†	445	96,267
TE Connectivity PLC	390	86,884
		183,151
Semiconductors & semiconductor equipment: 14.28%
Advanced Micro Devices, Inc.†	515	121,916
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Core ETF | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Analog Devices, Inc.	348	$108,186
ASML Holding NV	84	119,532
Broadcom, Inc.	962	318,711
Lam Research Corp.	553	129,103
NVIDIA Corp.	1,105	211,199
		1,008,647
Software: 9.05%
Adobe, Inc.†	164	48,093
Microsoft Corp.	1,193	513,336
Salesforce, Inc.	367	77,910
		639,339
Technology hardware, storage & peripherals: 7.92%
Apple, Inc.	2,157	559,698
Materials: 0.88%
Chemicals: 0.88%
Ecolab, Inc.	220	62,038
Total common stocks (Cost $6,256,002)		6,971,995

		Yield
Short-term investments: 1.28%
Investment companies: 1.28%
Allspring Government Money Market Fund Select Class♠∞		3.63%	90,331	90,331
Total short-term investments (Cost $90,331)				90,331
Total investments in securities (Cost $6,346,333)	99.97%			7,062,326
Other assets and liabilities, net	0.03			1,825
Total net assets	100.00%			$7,064,151

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$63,115	$404,602	$(377,386)	$0	$0	$90,331	90,331	$1,271
The accompanying notes are an integral part of these financial statements.
4 | Allspring LT Large Core ETF

Statement of assets and liabilities—January 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $6,256,002)	$6,971,995
Investments in affiliated securities, at value (cost $90,331)	90,331
Receivable for dividends	3,581
Total assets	7,065,907
Liabilities
Management fee payable	1,756
Total liabilities	1,756
Total net assets	$7,064,151
Net assets consist of
Paid-in capital	$6,157,377
Total distributable earnings	906,774
Total net assets	$7,064,151
Net asset value per share
Based on $7,064,151 divided by 252,000 shares issued and outstanding (unlimited number of shares authorized)	$28.03
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Core ETF | 5

Statement of operations—six months ended January 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,798)	$41,737
Income from affiliated securities	1,271
Interest	9
Total investment income	43,017
Expenses
Management fee	10,205
Total expenses	10,205
Net investment income	32,812
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(2,287)
Unaffiliated in-kind redemptions	193,468
Foreign currency and foreign currency translations	14
Net realized gains on investments	191,195
Net change in unrealized gains (losses) on investments	514,423
Net realized and unrealized gains (losses) on investments	705,618
Net increase in net assets resulting from operations	$738,430
The accompanying notes are an integral part of these financial statements.
6 | Allspring LT Large Core ETF

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025[1]
Operations
Net investment income		$32,812		$943
Net realized gains (losses) on investments		191,195		(1,434)
Net change in unrealized gains (losses) on investments		514,423		201,570
Net increase in net assets resulting from operations		738,430		201,079
Distributions to shareholders from
Net investment income and net realized gains		(32,735)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold	126,000	3,433,568	315,001	7,807,333
Payment for shares redeemed	(189,000)	(5,083,499)	(1)	(25)
Net increase (decrease) in net assets resulting from capital share transactions		(1,649,931)		7,807,308
Total increase (decrease) in net assets		(944,236)		8,008,387
Net assets
Beginning of period		8,008,387		0
End of period		$7,064,151		$8,008,387
1 For the period from July 7, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Core ETF | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
		2025[1]
Net asset value, beginning of period	$25.42	$24.80
Net investment income	0.12 [2]	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	2.62	0.62
Total from investment operations	2.74	0.62
Distributions to shareholders from
Net investment income	(0.13)	0.00
Net asset value, end of period	$28.03	$25.42
Total return[4]	10.79%	2.50%
Ratios to average net assets (annualized)
Expenses	0.28%	0.28%
Net investment income	0.90%	0.19%
Supplemental data
Portfolio turnover rate[5]	3%	2%
Net assets, end of period (000s omitted)	$7,064	$8,008

[1]	For the period from July 7, 2025 (commencement of operations) to July 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate excludes in-kind transactions, if any.

8 |

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring LT Large Core ETF (the “Fund”) which is a non-diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring LT Large Core ETF | 9

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of January 31, 2026, the aggregate cost of all investments for federal income tax purposes was $6,346,333 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$958,272
Gross unrealized losses	(242,279)
Net unrealized gains	$715,993
As of July 31, 2025, the Fund had capital loss carryforwards which consisted of $1,434 in short-term capital losses.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring LT Large Core ETF

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$802,038	$0	$0	$802,038
Consumer discretionary	797,231	0	0	797,231
Consumer staples	171,658	0	0	171,658
Energy	315,982	0	0	315,982
Financials	1,017,973	0	0	1,017,973
Health care	494,686	0	0	494,686
Industrials	815,296	0	0	815,296
Information technology	2,495,093	0	0	2,495,093
Materials	62,038	0	0	62,038
Short-term investments
Investment companies	90,331	0	0	90,331
Total assets	$7,062,326	$0	$0	$7,062,326
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.28% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the six months ended January 31, 2026, the management fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2026.
Allspring LT Large Core ETF | 11

Notes to financial statements (unaudited)
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government	IN-KIND
$495,488	$551,620	$234,074	$2,490,972
6.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
12 | Allspring LT Large Core ETF

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring LT Large Core ETF | 13

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

14 | Allspring LT Large Core ETF

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSALRG 01-26

Allspring LT Large Growth ETF (AGRW)
Long Form Financial Statements
Semi-Annual Report
January 31, 2026

Allspring LT Large Growth ETF | 1

Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.57%
Communication services: 14.76%
Entertainment: 2.20%
Netflix, Inc.†	11,584	$967,148
Spotify Technology SA†	3,080	1,541,078
		2,508,226
Interactive media & services: 12.02%
Alphabet, Inc. Class C	24,615	8,332,916
Meta Platforms, Inc. Class A	7,485	5,363,003
		13,695,919
Media: 0.54%
The Trade Desk, Inc. Class A†	20,301	615,729
Consumer discretionary: 9.42%
Broadline retail: 6.48%
Amazon.com, Inc.†	30,872	7,387,670
Hotels, restaurants & leisure: 1.01%
Chipotle Mexican Grill, Inc. Class A†	29,690	1,154,050
Specialty retail: 1.93%
Tractor Supply Co.	18,178	924,896
Ulta Beauty, Inc.†	1,972	1,276,594
		2,201,490
Consumer staples: 1.07%
Consumer staples distribution & retail: 1.07%
Walmart, Inc.	10,214	1,216,896
Financials: 6.57%
Capital markets: 3.33%
Intercontinental Exchange, Inc.	5,617	976,122
Morgan Stanley	7,585	1,386,538
S&P Global, Inc.	2,720	1,435,589
		3,798,249
Financial services: 3.24%
Corpay, Inc.†	3,211	1,010,277
Visa, Inc. Class A	8,342	2,684,706
		3,694,983
Health care: 10.62%
Biotechnology: 2.18%
Neurocrine Biosciences, Inc.†	8,270	1,125,216
Vertex Pharmaceuticals, Inc.†	2,903	1,364,120
		2,489,336
Health care equipment & supplies: 4.13%
Boston Scientific Corp.†	15,944	1,491,242
The accompanying notes are an integral part of these financial statements.
2 | Allspring LT Large Growth ETF

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
DexCom, Inc.†	19,065	$1,392,507
Intuitive Surgical, Inc.†	3,612	1,821,243
		4,704,992
Health care providers & services: 0.80%
UnitedHealth Group, Inc.	3,186	914,159
Life sciences tools & services: 1.35%
Danaher Corp.	7,022	1,537,046
Pharmaceuticals: 2.16%
Eli Lilly & Co.	2,368	2,455,971
Industrials: 8.06%
Aerospace & defense: 1.37%
TransDigm Group, Inc.	1,092	1,558,874
Electrical equipment: 2.96%
GE Vernova, Inc.	2,736	1,987,348
Vertiv Holdings Co. Class A	7,466	1,390,020
		3,377,368
Ground transportation: 3.73%
Canadian Pacific Kansas City Ltd.	17,301	1,286,156
Uber Technologies, Inc.†	19,484	1,559,694
XPO, Inc.†	9,461	1,401,269
		4,247,119
Information technology: 47.90%
Communications equipment: 2.03%
Arista Networks, Inc.†	16,304	2,310,929
IT services: 1.27%
Okta, Inc.†	17,147	1,448,579
Semiconductors & semiconductor equipment: 21.32%
Analog Devices, Inc.	4,140	1,287,043
Broadcom, Inc.	16,577	5,491,960
NVIDIA Corp.	91,718	17,530,062
		24,309,065
Software: 16.90%
Adobe, Inc.†	4,509	1,322,264
Cadence Design Systems, Inc.†	4,671	1,384,298
Datadog, Inc. Class A†	12,402	1,603,827
Microsoft Corp.	20,148	8,669,483
Monday.com Ltd.†	6,175	708,581
Oracle Corp.	6,092	1,002,621
Palo Alto Networks, Inc.†	8,249	1,459,825
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Growth ETF | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Software(continued)
Salesforce, Inc.	7,313	$1,552,477
ServiceNow, Inc.†	13,301	1,556,350
		19,259,726
Technology hardware, storage & peripherals: 6.38%
Apple, Inc.	28,051	7,278,673
Materials: 1.17%
Chemicals: 1.17%
Ecolab, Inc.	4,710	1,328,173
Total common stocks (Cost $92,315,519)		113,493,222

		Yield
Short-term investments: 0.46%
Investment companies: 0.46%
Allspring Government Money Market Fund Select Class♠∞		3.63%	526,511	526,511
Total short-term investments (Cost $526,511)				526,511
Total investments in securities (Cost $92,842,030)	100.03%			114,019,733
Other assets and liabilities, net	(0.03)			(28,531)
Total net assets	100.00%			$113,991,202

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$584,683	$1,801,279	$(1,859,451)	$0	$0	$526,511	526,511	$12,808
The accompanying notes are an integral part of these financial statements.
4 | Allspring LT Large Growth ETF

Statement of assets and liabilities—January 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $92,315,519)	$113,493,222
Investments in affiliated securities, at value (cost $526,511)	526,511
Receivable for dividends	10,561
Total assets	114,030,294
Liabilities
Management fee payable	39,092
Total liabilities	39,092
Total net assets	$113,991,202
Net assets consist of
Paid-in capital	$86,904,659
Total distributable earnings	27,086,543
Total net assets	$113,991,202
Net asset value per share
Based on $113,991,202 divided by 3,822,000 shares issued and outstanding (unlimited number of shares authorized)	$29.83
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Growth ETF | 5

Statement of operations—six months ended January 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $961)	$339,593
Income from affiliated securities	12,808
Interest	3
Total investment income	352,404
Expenses
Management fee	227,252
Total expenses	227,252
Net investment income	125,152
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(507,374)
Unaffiliated in-kind redemptions	6,492,052
Foreign currency and foreign currency translations	(11)
Net realized gains on investments	5,984,667
Net change in unrealized gains (losses) on investments	(3,033,292)
Net realized and unrealized gains (losses) on investments	2,951,375
Net increase in net assets resulting from operations	$3,076,527
The accompanying notes are an integral part of these financial statements.
6 | Allspring LT Large Growth ETF

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025[1]
Operations
Net investment income		$125,152		$9,878
Net realized gains on investments		5,984,667		1,590,885
Net change in unrealized gains (losses) on investments		(3,033,292)		24,210,995
Net increase in net assets resulting from operations		3,076,527		25,811,758
Distributions to shareholders from
Net investment income and net realized gains		(162,686)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold	378,000	11,378,854	4,956,001	116,234,721
Payment for shares redeemed	(840,000)	(25,137,006)	(672,001)	(17,210,966)
Net increase (decrease) in net assets resulting from capital share transactions		(13,758,152)		99,023,755
Total increase (decrease) in net assets		(10,844,311)		124,835,513
Net assets
Beginning of period		124,835,513		0
End of period		$113,991,202		$124,835,513
1 For the period from March 26, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Growth ETF | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
		2025[1]
Net asset value, beginning of period	$29.14	$24.74
Net investment income	0.03 [2]	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	0.70	4.40
Total from investment operations	0.73	4.40
Distributions to shareholders from
Net investment income	(0.04)	0.00
Net asset value, end of period	$29.83	$29.14
Total return[4]	2.50%	17.78%
Ratios to average net assets (annualized)
Expenses	0.35%	0.35%
Net investment income	0.19%	0.03%
Supplemental data
Portfolio turnover rate[5]	2%	1%
Net assets, end of period (000s omitted)	$113,991	$124,836

[1]	For the period from March 26, 2025 (commencement of operations) to July 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
8 | Allspring LT Large Growth ETF

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring LT Large Growth ETF (the “Fund”) which is a non-diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring LT Large Growth ETF | 9

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of January 31, 2026, the aggregate cost of all investments for federal income tax purposes was $92,842,065 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$26,119,772
Gross unrealized losses	(4,942,104)
Net unrealized gains	$21,177,668
As of July 31, 2025, the Fund had capital loss carryforwards which consisted of $48,127 in short-term capital losses.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring LT Large Growth ETF

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$16,819,874	$0	$0	$16,819,874
Consumer discretionary	10,743,210	0	0	10,743,210
Consumer staples	1,216,896	0	0	1,216,896
Financials	7,493,232	0	0	7,493,232
Health care	12,101,504	0	0	12,101,504
Industrials	9,183,361	0	0	9,183,361
Information technology	54,606,972	0	0	54,606,972
Materials	1,328,173	0	0	1,328,173
Short-term investments
Investment companies	526,511	0	0	526,511
Total assets	$114,019,733	$0	$0	$114,019,733
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.35% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the six months ended January 31, 2026, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2026.
Allspring LT Large Growth ETF | 11

Notes to financial statements (unaudited)
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government	IN-KIND
$12,024,033	$627,967	$2,667,480	$23,716,638
6.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
12 | Allspring LT Large Growth ETF

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring LT Large Growth ETF | 13

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

14 | Allspring LT Large Growth ETF

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSAGRW 01-26

Allspring Special Large Value ETF (ASLV)
Long Form Financial Statements
Semi-Annual Report
January 31, 2026

Allspring Special Large Value ETF | 1

Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.44%
Communication services: 5.56%
Interactive media & services: 5.56%
Alphabet, Inc. Class C	41,036	$13,891,917
Consumer discretionary: 9.69%
Automobiles: 2.04%
General Motors Co.	60,800	5,107,200
Broadline retail: 3.33%
Amazon.com, Inc.†	34,774	8,321,418
Specialty retail: 2.91%
Home Depot, Inc.	19,404	7,268,544
Textiles, apparel & luxury goods: 1.41%
NIKE, Inc. Class B	56,961	3,520,760
Consumer staples: 7.11%
Consumer staples distribution & retail: 1.77%
Walmart, Inc.	37,141	4,424,979
Food products: 2.61%
Mondelez International, Inc. Class A	111,514	6,520,224
Personal care products: 2.73%
Unilever PLC ADR	99,776	6,820,687
Energy: 6.30%
Energy equipment & services: 1.69%
Baker Hughes Co. Class A	75,314	4,220,597
Oil, gas & consumable fuels: 4.61%
ConocoPhillips	35,966	3,748,736
Exxon Mobil Corp.	55,130	7,795,382
		11,544,118
Financials: 19.74%
Banks: 5.70%
Bank of America Corp.	166,163	8,839,871
Citigroup, Inc.	46,832	5,418,931
		14,258,802
Capital markets: 3.77%
Intercontinental Exchange, Inc.	54,143	9,408,971
Consumer finance: 3.47%
Capital One Financial Corp.	39,654	8,681,450
Financial services: 5.58%
Berkshire Hathaway, Inc. Class B†	16,168	7,769,209
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Large Value ETF

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Financial services(continued)
Rocket Cos., Inc. Class A	102,217	$1,832,751
Visa, Inc. Class A	13,499	4,344,383
		13,946,343
Insurance: 1.22%
Chubb Ltd.	9,867	3,054,428
Health care: 13.69%
Biotechnology: 1.30%
Vertex Pharmaceuticals, Inc.†	6,896	3,240,430
Health care equipment & supplies: 2.05%
Medtronic PLC	49,771	5,124,422
Health care providers & services: 4.95%
Cigna Group	18,341	5,027,451
Labcorp Holdings, Inc.	27,063	7,348,146
		12,375,597
Life sciences tools & services: 2.80%
Danaher Corp.	32,038	7,012,798
Pharmaceuticals: 2.59%
Johnson & Johnson	28,530	6,483,443
Industrials: 13.45%
Aerospace & defense: 1.42%
RTX Corp.	17,616	3,539,583
Building products: 1.03%
Owens Corning	21,569	2,584,829
Electrical equipment: 1.67%
Eaton Corp. PLC	11,885	4,176,627
Ground transportation: 5.03%
Canadian Pacific Kansas City Ltd.	114,430	8,506,726
Union Pacific Corp.	17,324	4,072,872
		12,579,598
Industrial conglomerates: 2.82%
Honeywell International, Inc.	30,979	7,048,342
Trading companies & distributors: 1.48%
AerCap Holdings NV	25,694	3,691,200
Information technology: 10.88%
IT services: 2.57%
Accenture PLC Class A	19,434	5,123,580
International Business Machines Corp.	4,259	1,306,235
		6,429,815
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.09%
NXP Semiconductors NV	18,928	$4,280,378
Qnity Electronics, Inc.	27,145	2,610,806
Teradyne, Inc.	13,809	3,328,659
		10,219,843
Software: 4.22%
Cadence Design Systems, Inc.†	17,754	5,261,576
Microsoft Corp.	12,325	5,303,324
		10,564,900
Materials: 5.57%
Chemicals: 1.40%
Sherwin-Williams Co.	9,873	3,501,361
Construction materials: 4.17%
Amrize Ltd.†	125,424	6,599,811
Vulcan Materials Co.	12,765	3,836,393
		10,436,204
Real estate: 2.50%
Industrial REITs: 1.59%
Prologis, Inc.	30,538	3,987,041
Real estate management & development: 0.91%
CBRE Group, Inc. Class A†	13,362	2,275,950
Utilities: 3.95%
Electric utilities: 3.95%
NextEra Energy, Inc.	112,379	9,878,114
Total common stocks (Cost $217,326,246)		246,140,535

		Yield
Short-term investments: 1.08%
Investment companies: 1.08%
Allspring Government Money Market Fund Select Class♠∞		3.63%	2,708,457	2,708,457
Total short-term investments (Cost $2,708,457)				2,708,457
Total investments in securities (Cost $220,034,703)	99.52%			248,848,992
Other assets and liabilities, net	0.48			1,195,993
Total net assets	100.00%			$250,044,985

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Large Value ETF

Portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,873,742	$32,403,067	$(33,568,352)	$0	$0	$2,708,457	2,708,457	$83,534
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 5

Statement of assets and liabilities—January 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $217,326,246)	$246,140,535
Investments in affiliated securities, at value (cost $2,708,457)	2,708,457
Cash	112
Receivable for Fund shares sold	1,224,868
Receivable for dividends	52,646
Total assets	250,126,618
Liabilities
Management fee payable	81,631
Accrued expenses and other liabilities	2
Total liabilities	81,633
Total net assets	$250,044,985
Net assets consist of
Paid-in capital	$209,011,045
Total distributable earnings	41,033,940
Total net assets	$250,044,985
Net asset value per share
Based on $250,044,985 divided by 8,610,000 shares issued and outstanding (unlimited number of shares authorized)	$29.04
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Large Value ETF

Statement of operations—six months ended January 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $13,797)	$1,955,393
Income from affiliated securities	83,534
Interest	482
Total investment income	2,039,409
Expenses
Management fee	467,728
Interest expense	11
Total expenses	467,739
Net investment income	1,571,670
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(2,107,269)
Unaffiliated in-kind redemptions	14,517,855
Foreign currency and foreign currency translations	(85)
Net realized gains on investments	12,410,501
Net change in unrealized gains (losses) on investments	13,990,612
Net realized and unrealized gains (losses) on investments	26,401,113
Net increase in net assets resulting from operations	$27,972,783
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025[1]
Operations
Net investment income		$1,571,670		$681,785
Net realized gains on investments		12,410,501		4,606,774
Net change in unrealized gains (losses) on investments		13,990,612		14,823,677
Net increase in net assets resulting from operations		27,972,783		20,112,236
Distributions to shareholders from
Net investment income and net realized gains		(2,346,083)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold	1,596,000	44,348,048	10,605,001	258,425,247
Payment for shares redeemed	(2,373,000)	(67,226,402)	(1,218,001)	(31,240,844)
Net increase (decrease) in net assets resulting from capital share transactions		(22,878,354)		227,184,403
Total increase in net assets		2,748,346		247,296,639
Net assets
Beginning of period		247,296,639		0
End of period		$250,044,985		$247,296,639
1 For the period from March 26, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Large Value ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
		2025[1]
Net asset value, beginning of period	$26.34	$24.86
Net investment income	0.17 [2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	2.77	1.38
Total from investment operations	2.94	1.48
Distributions to shareholders from
Net investment income	(0.24)	0.00
Net asset value, end of period	$29.04	$26.34
Total return[3]	11.21%	5.95%
Ratios to average net assets (annualized)
Expenses	0.35%	0.35%
Net investment income	1.18%	1.17%
Supplemental data
Portfolio turnover rate[4]	19%	6%
Net assets, end of period (000s omitted)	$250,045	$247,297

[1]	For the period from March 26, 2025 (commencement of operations) to July 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Large Value ETF (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are
10 | Allspring Special Large Value ETF

Notes to financial statements (unaudited)
estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of January 31, 2026, the aggregate cost of all investments for federal income tax purposes was $220,054,919 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$32,680,932
Gross unrealized losses	(3,886,859)
Net unrealized gains	$28,794,073
As of July 31, 2025, the Fund had capital loss carryforwards which consisted of $77,946 in short-term capital losses.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Large Value ETF | 11

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$13,891,917	$0	$0	$13,891,917
Consumer discretionary	24,217,922	0	0	24,217,922
Consumer staples	17,765,890	0	0	17,765,890
Energy	15,764,715	0	0	15,764,715
Financials	49,349,994	0	0	49,349,994
Health care	34,236,690	0	0	34,236,690
Industrials	33,620,179	0	0	33,620,179
Information technology	27,214,558	0	0	27,214,558
Materials	13,937,565	0	0	13,937,565
Real estate	6,262,991	0	0	6,262,991
Utilities	9,878,114	0	0	9,878,114
Short-term investments
Investment companies	2,708,457	0	0	2,708,457
Total assets	$248,848,992	$0	$0	$248,848,992
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.35% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the six months ended January 31, 2026, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the six months ended January 31, 2026.
12 | Allspring Special Large Value ETF

Notes to financial statements (unaudited)
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government	IN-KIND
$82,335,199	$8,359,619	$48,129,309	$65,123,869
6.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
8.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
Allspring Special Large Value ETF | 13

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

14 | Allspring Special Large Value ETF

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Special Large Value ETF | 15

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSASLV 01-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 26, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: March 26, 2026